Income tax and social contribution	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax and social contribution
13	Income tax and social contribution
Accounting policy
The income taxes rate is 34%. Current tax and deferred tax are recognized in profit or loss except for some transactions that are recognized directly in equity or in other comprehensive income.

a)	Current tax
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

b)	Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes and tax loss.
The measurement of deferred tax reflects the way the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority and the same taxable entity.

c)	Recoverability of deferred income tax and social contribution
In assessing the recoverability of deferred taxes, management considers the projections of future taxable income and the movements of temporary differences. When it is not probable that part or all the taxes will be realized, the tax asset is reversed. There is no deadline for the use of tax loss carryforwards and negative bases, but the use of these accumulated losses of previous years is limited to 30% of annual taxable profits.

d)	Tax exposure
In determining the amount of current and deferred tax, the Company considers the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

a)	Reconciliation of income and social contribution tax expenses

	December 31, 2019	December 31, 2018	December 31, 2017
Profit before taxes	3,661,948	2,871,897	1,514,851
Income tax and social contribution nominal rate (34%)	(1,245,062)	(976,445)	(515,049)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	385,097	337,058	338,601
Differences in tax rates on losses of overseas companies	(78,026)	(12,423)	(89,070)
Granted income tax incentive	178,609	48,541	74,416
Share-based payment transactions	19,986	(1,363)	(4,022)
Interest on shareholders’ equity	(26,766)	(19,777)	(21,495)
Non-deductible expenses (donations, gifts, etc.)	(16,925)	(14,405)	(52,226)
Tax losses not recorded (i)	(69,335)	(134,401)	(161,992)
Goodwill amortization effect	1,271	1,853	1,853
Tax effects of discounts granted - PERT	—	218	(4,438)
Other	71,555	10,657	8,621

Income tax and social contribution expense - current and deferred	(779,596)	(760,487)	(428,355)

Effective rate - %	21.29%	26.48%	28.28%

(i)
Refers mainly to tax losses not recorded in subsidiaries of Rumo S.A. which under current conditions do not attend the requirements of future taxable profits that justify the recognition of the deferred tax assets. In accordance with Brazilian Federal Taxes rules those losses do not expire.

b)	Deferred income tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are presented below:

	December 31, 2019	December 31, 2018
Assets credit of:
Income tax loss carry forwards	2,136,077	2,190,068
Social contribution tax loss carry forwards	779,252	801,866
Temporary differences
Foreign exchange—Loans and borrowings	921,811	789,220
Legal proceedings provision	305,473	396,577
Impairment provision	203,057	241,083
Provisions for employee benefits	214,496	175,178
Allowance for doubtful accounts	26,969	30,327
Regulatory asset (liability)	53,875	59,597
Impairment of tax credit	79,928	74,900
Share-based payment transactions	9,879	5,246
Profit sharing	63,987	51,601
Interest on preferred shareholders payable in subsidiaries	89,931	155,562
Property, plant and equipment—useful life review	408,581	277,925
Miscellaneous provisions	348,212	208,104
Other	112,240	67,991

Total	5,753,768	5,525,245
(-) Deferred taxes assets not recognized	(2,198,164)	(2,104,742)
Liabilities credit of:
Temporary differences
Business combination—property, plant and equipment	27,666	63,574
Tax deductible goodwill	(390,249)	(389,679)
Leases	(36,347)	(228,055)
Concession contract	—	(6,745)
Unrealized gains on derivatives instruments	(923,672)	(664,841)
Fair value option in loans	174,596	57,298
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Business combination—Intangible asset	(3,663,085)	(3,725,546)
Other	114,525	56,201

Total	(5,831,602)	(5,972,829)

Total of deferred taxes recorded	(2,275,998)	(2,552,326)

Deferred income tax—Assets	1,607,566	1,540,693

Deferred income tax—Liabilities	(3,883,564)	(4,093,019)

c)	Changes in deferred income tax

	Tax loss and negative basis	Post- employment obligations	Employee benefits	Provisions	Property	Other	Unregistered credits	Total
Assets
Balance on January 1, 2018	2,879,157	153,433	41,762	1,043,174	160,489	833,393	(1,831,832)	3,279,576
(Charged) / credited to the profit for the year	116,883	(8,717)	14,896	(92,183)	117,435	256,659	(122,368)	282,605
Other comprehensive income (loss)	(4,107)	30,461	189	—	—	(17,683)	—	8,860

Balance on December 31, 2018	2,991,933	175,177	56,847	950,991	277,924	1,072,369	(1,954,200)	3,571,041
(Charged) / credited to the result for the year	(76,604)	3,809	16,938	12,646	130,657	(5,667)	57,727	139,506
Other comprehensive income (loss)	—	35,510	81	—	—	(22,335)	—	13,256
Exchange differences	—	—	—	—	—	133,492	(2,827)	130,665

Balance on December 31, 2019	2,915,329	214,496	73,866	963,637	408,581	1,177,859	(1,899,300)	3,854,468

	Effects on the formation of joint ventures	Intangible	Unrealized income from derivatives	Leases	Fair value adjustment	Other	Unregistered credits	Total
Liabilities
Balance on January 1, 2018	(1,135,036)	(3,741,525)	(9,765)	(277,090)	23,855	(295,305)	(110,276)	(5,545,142)
(Charged) / credited to the profit for the year	—	15,979	(655,076)	49,035	33,443	18,661	(40,267)	(578,225)

Balance on December 31, 2018	(1,135,036)	(3,725,546)	(664,841)	(228,055)	57,298	(276,644)	(150,543)	(6,123,367)
Adjustment in the adoption of IFRS 16 (Note 3.3)	—	—	—	41,710	—	—	—	41,710

Balance on January 1, 2019	(1,135,036)	(3,725,546)	(664,841)	(186,345)	57,298	(276,644)	(150,543)	(6,081,657)
(Charged) / credited to the profit for the year	—	62,461	(258,831)	149,999	117,299	28,584	(175,814)	(76,302)
Discontinued operation	—	—	—	—	—	—	27,493	27,493

Balance on December 31, 2019	(1,135,036)	(3,663,085)	(923,672)	(36,346)	174,597	(248,060)	(298,864)	(6,130,466)

Total of deferred taxes recorded								(2,275,998)

d)	Realization of deferred income tax and social contribution
The company evaluated the recoverability of deferred taxes assets based on the generation of future taxable profits. The assumptions used to support the projection of future taxable profits includes (i) expectations of loading of sugar and grains, (ii) expectation of export volume; and (iii) macroeconomic factors. The Company expects to realize the full-deferred tax on tax losses and social contribution.